Acquisition consideration payable - Summary of Contingent Consideration (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	$ 115,676	$ 115,563
Consideration paid in cash	87,763	87,115
Consideration paid in stock	6,364	5,210
Extinguishment of consideration	3,032
Consideration extinguished on disposal	17,968
Consideration payable	549	23,238
Payable in cash	99	16,820
Payable in stock	450	6,418
Qingdao Kaixiang [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	16,070	16,183
Consideration paid in cash	7,748	7,802
Consideration paid in stock	4,196	4,225
Consideration extinguished on disposal	4,126
Consideration payable		4,156
Payable in cash	4,126	4,156
Wanshuizhiyuan [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	11,121	11,093
Consideration paid in cash	9,915	9,890
Consideration extinguished on disposal	1,206
Consideration payable		1,203
Payable in stock		1,203
Shenyang Jingli [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	18,092	18,101
Consideration paid in cash	16,655	16,663
Consideration extinguished on disposal	1,437
Consideration payable		1,438
Payable in cash	1,437
Payable in stock		1,438
Haiya [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	9,002	8,973
Consideration paid in cash	5,970	5,951
Extinguishment of consideration	3,032
Consideration payable		3,022
Payable in cash		1,178
Payable in stock		1,844
Shanghai Botang [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	35,091	35,005
Consideration paid in cash	34,641	34,556
Consideration payable	450	449
Payable in stock	450	449
HK Ad-Icon [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	2,414	2,410
Consideration paid in cash	1,847	1,547
Consideration paid in stock	468	269
Consideration payable	99	594
Payable in cash	99	594
Wenzhou Rigao [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	8,380	8,359
Consideration paid in cash	4,770	4,759
Consideration extinguished on disposal	3,610
Consideration payable		3,600
Payable in cash		2,116
Payable in stock		1,484
Wuxi Ruizhong [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	4,783	4,774
Consideration paid in cash	3,744	3,487
Consideration paid in stock		716
Consideration extinguished on disposal	1,039
Consideration payable		571
Payable in cash	322	571
Zhejiang Continental [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	10,723	10,665
Consideration paid in cash	2,473	2,460
Consideration paid in stock	1,700
Consideration extinguished on disposal	6,550
Consideration payable		8,205
Payable in cash	$ 8,250	$ 8,205